Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations 1 [Abstract]
Summary of Fair Values of Identifiable Net Assets	The total consideration and the fair values determined in
accordance with IFRS 3 of the identified net assets acquired of Biotheus as of January 31, 2025, are as follows:

Fair value recognized on acquisition
(in millions €)	Biotheus

Assets
Intangible assets	172.8
Property, plant and equipment	70.7
Cash and cash equivalents	122.4
Other assets non-current and current	20.6
Total assets	386.5

Liabilities
Non-current liabilities	36.3
Current liabilities	55.1
Total liabilities	91.4

Total identifiable net assets at fair value	295.1

Bargain from the acquisition	(15.0)
Total consideration	280.1

Consideration
Total purchase price	847.4
Upfront payment	767.8
Contingent consideration (milestones)	79.6
Payments in connection with pre-existing relationships	(567.3)
Total consideration	280.1
The total consideration and the fair values determined in accordance with
IFRS 3 of the identified net assets acquired of CureVac as of the acquisition date are as follows:

Fair value recognized on acquisition
(in millions €)	CureVac

Assets
Intangible assets	240.3
Property, plant and equipment and right-of-use assets	116.3
Cash and cash equivalents	264.5
Other assets non-current and current	26.3
Total assets	647.4

Liabilities
Non-current liabilities	43.5
Current liabilities	213.6
Total liabilities	257.1

Total identifiable net assets at fair value	390.3

Goodwill from the acquisition	10.6
Total consideration	400.9

Consideration
Fair value of shares transferred	1,001.1
thereof fair value of shares from first and second offer period transferred	868.4
thereof fair value of shares for the back-end measures	132.7
Cash paid (fractional shares)	0.1
Effects in connection with pre-existing relationships	(600.3)
Total consideration	400.9